UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:


/s/  David J. Breazzano     Wellesley, MA        August 15, 2005

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	26
Form 13F Information Table Value Total:      	142,445
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

ALDERWOODS GROUP INC	COM	014383103	6,571	457,933	SH		SOLE		457,933
AMERICAN DENTAL PARTNERS	COM	025353103	1,886	77,250	SH		SOLE		77,250
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	40,749	43,350	SH		SOLE		43,350
BCE INC	COM	05534B109	2,367	100,000	SH		SOLE		100,000
CARRIAGE SVCS INC	COM	143905107	1,815	300,000	SH		SOLE		300,000
CONGIOLEUM CORP NEW	CL A	207195 108	391	100,000	SH		SOLE		100,000
DOMTAR INC	COM	257561100	277	37,500	SH		SOLE		37,500
DYNEGY INCL NEW	CL A	26816Q101	1,215	250,000	SH		SOLE		250,000
FRIENDLY ICE CREAM CORP	COM	358497105	2,791	256,100	SH		SOLE		 256,100
GAMETECH INC.	COM	36466D102	441	158,050	SH		SOLE		158,050
GAMING PARTNERS INTL CORP	COM	36467A107	2,496	131,400	SH		SOLE		131,400
GENESIS HEALTHCARE CORP	COM	37184D101	3,008	65,000	SH		SOLE		65,000
INTERNET CAP GROUP INC	COM  NEW	46059C205	2,236	305,000	SH		SOLE		305,000
ISLE OF CAPRI CASINOS INC	COM	464592104	5,240	200,000	SH		SOLE		200,000
LEARNING CARE	COM	52200L102	1,410	300,000	SH		SOLE		300,000
MTR GAMING GROUP INC	COM	553769100	9,254	795,000	SH		SOLE		795,000
MICROMUSE INC	COM	595094103	1,509	267,000	SH		SOLE		267,000
MULTIMEDIA GAMES INC	COM	625453105	6,606	600,000	SH		SOLE		600,000
NORTHWESTERN  CORP	COM NEW	668074305	4,728	150,000	SH		SOLE		150,000
OWENS-ILLINOIS INC	COM NEW	690768403	2,630	105,000	SH		SOLE		105,000
PIONEER COS INC	COM NEW	723643300	4,398	200,000	SH		SOLE		200,000
RADIOLOGIX INC	COM	75040K109	6,010	1,414,100	SH		SOLE		1,414,100
RES-CARE INC	COM	760943100	4,407	325,000	SH		SOLE		325,000
SUNTERRA CORPORATION	COM NEW	86787D208	24,517	1,512,486	SH		SOLE		1,512,486
WYNDHAM	CLA	983101106	3,256	2,933,700	SH		SOLE		2,933,700
YOUBET COM INC	COM	987413101	2,237	450,000	SH		SOLE		450,000
GRAND TOTAL	142,445	11,533,869	11,533,869
